Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Deferred rent	$ 173	$ 108
Accrued Expenses	606	770
Net operating loss carryforwards	12,686	2,529
Management fees (the Practice)	0	1,828
Impaired assets	1,751	2,086
Deferred revenue	77	182
Stock based compensation	1,088	69
Total gross deferred tax assets	16,381	7,572
Valuation allowance	(14,719)	(5,451)
Net deferred tax assets	1,662	2,121
Deferred tax liabilities:
Property, plant, and equipment	(706)	(331)
Intangibles	(1,327)	(1,575)
Intangibles	0	(1,828)
Total gross deferred liabilities	(2,033)	(3,734)
Net deferred tax liabilities	$ (371)	$ (1,613)